Securities - Asset Impairment Losses Recongized in Earnings (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other than Temporary Impairment Losses, Investments, Held-to-maturity Securities [Abstract]
Total OTTI losses (unrealized and realized)	$ (30)	$ (21)	$ (57)
Unrealized OTTI losses recognized in OCI	14	1	4
Net impairment losses recognized in earnings	$ (16)	$ (20)	$ (53)